Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Accrued interest and penalties	Mar. 31, 2011 Neustar NGM Services, Inc Disposal	Dec. 31, 2012 2008 through 2011	Dec. 31, 2012 2012	Dec. 31, 2012 Federal Tax	Dec. 31, 2012 UNITED KINGDOM Net operating loss carryforwards with indefinite carryforward period	Dec. 31, 2012 Foreign Tax	Dec. 31, 2012 Foreign Tax Net operating loss carryforwards with indefinite carryforward period	Dec. 31, 2012 Foreign Tax Expiring in 2016
Income Taxes [Line Items]
Effective tax rate	36.80%	39.80%	35.80%	39.60%	39.90%
Discrete items recorded due to domestic production activities deduction and utilization of foreign tax credits against federal income taxes			$ 6,800,000
Tax Benefit from domestic production activities deduction									6,100,000	2,600,000
Income tax (benefit) provision	19,641,000	22,460,000	87,013,000	81,137,000	82,282,000			42,700,000
Tax benefits realized related to nonqualified and incentive stock option exercises			9,000,000	4,500,000	1,600,000
Net operating loss carryforwards											20,200,000	5,500,000	2,900,000	2,300,000	600,000
Earnings from foreign subsidiaries, indefinitely reinvested and for which deferred taxes have not been provided			2,900,000
Unrecognized tax benefits	5,000,000		4,403,000	1,566,000	1,159,000	1,072,000
Unrecognized tax benefits that would affect the Company's effective tax rate if recognized	4,600,000		4,100,000	1,600,000
Recognized potential interest and penalties related to uncertain tax positions	19,000	51,000	138,000	118,000	26,000
Reserves for accrued potential interest and penalties related to uncertain tax positions	213,000		194,000	153,000
Decrease in accrued interest and penalties due to the expiration of certain statutes of limitations			545,000	618,000	8,000		97,000
Anticipated increase (decrease) in total unrecognized tax benefits due to the expiration of certain statutes of limitations and settlement of tax audits	(121,000)		121,000
Discrete tax benefit for federal research tax credit	$ 800,000